Related party advances and expenses (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Advances And Expenses Details Narrative Abstract
Office leased space cost	$ 350
Rent expenses contributed to additional paid in capital		$ 1,400
Advances received from related parties	257,672	893,748
Repayments of related party advances	(281,783)	(637,915)
Expenses paid directly by related party	$ 162,008	$ 159,386
Imputed interest rate	6.50%	6.50%
Imputed interest	$ 123,898	$ 100,175